PHL VARIABLE ACCUMULATION ACCOUNT
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

                             PHOENIX DIMENSIONS(SM)
          SUPPLEMENT DATED JUNE 12, 2006 TO THE STATEMENT OF ADDITIONAL
                         INFORMATION DATED MAY 1, 2006

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The following replaces "Example Calculation" under the "Calculation of Yield and
Return" section in the SAI on page 19:

 Example Calculations:

     The following examples of a return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 2005:

 DEATH BENEFIT OPTION 1 CONTRACTS
 Value of hypothetical pre-existing account
   with exactly one Unit at the beginning of
   the period:....................................      $1.000000
 Value of the same account (excluding capital
   changes) at the end of the 7-day period:.......       1.000460
 Calculation:
   Ending account value...........................       1.000460
   Less beginning account value...................       1.000000
   Net change in account value....................       0.000460
 Base period return:
   (net change/beginning account value)...........       0.000460
 Current yield = return x (365/7) =...............          2.40%
 Effective yield = [(1 + return)365/7] -1 =.......          2.43%

DEATH BENEFIT OPTION 2 CONTRACTS
 Value of hypothetical pre-existing account
   with exactly one Unit at the beginning of
   the period:....................................      $1.000000
 Value of the same account (excluding capital
    changes) at the end of the 7-day period:......       1.000411
 Calculation:
    Ending account value..........................       1.000411
    Less beginning account value..................       1.000000
    Net change in account value...................       0.000411
 Base period return:
    (net change/beginning account value)..........       0.000411
 Current yield = return x (365/7) =...............          2.14%
 Effective yield = [(1 + return)365/7] -1 =.......          2.17%


DEATH BENEFIT OPTION 3 CONTRACTS
 Value of hypothetical pre-existing account
   with exactly one Unit at the beginning of
   the period:....................................      $1.000000
 Value of the same account (excluding capital
    changes) at the end of the 7-day period:......       1.000411
 Calculation:
    Ending account value..........................       1.000411
    Less beginning account value..................       1.000000
    Net change in account value...................       0.000411
 Base period return:
    (net change/beginning account value)..........       0.000411
 Current yield = return x (365/7) =...............          2.14%
 Effective yield = [(1 + return)365/7] -1 =.......          2.17%

DEATH BENEFIT OPTION 4 CONTRACTS
 Value of hypothetical pre-existing account
   with exactly one Unit at the beginning of
   the period:....................................      $1.000000
 Value of the same account (excluding capital
    changes) at the end of the 7-day period:......       1.000363
 Calculation:
    Ending account value..........................       1.000363
    Less beginning account value..................       1.000000
    Net change in account value...................       0.000363
 Base period return:
    (net change/beginning account value)..........       0.000363
 Current yield = return x (365/7) =...............          1.89%
 Effective yield = [(1 + return)365/7] -1 =.......          1.91%



Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

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Dated: June 12, 2006           Please keep this supplement for future reference.